Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date		rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]		ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED JUNE 30, 2015

TO PROSPECTUS

DATED APRIL 30, 2015

STATE STREET AGGREGATE BOND INDEX FUND

CLASS A (SSFCX)

CLASS I (SSFDX)

CLASS K (SSFEX)

1.)	Effective July 1, 2015, the table titled “Annual Fund Operating Expenses” in the section of the Fund’s Prospectus titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]

	Class A	Class I	Class K
Management Fee	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses [3]	0.94%	0.94%	0.74%
Acquired Fund Fees and Expenses [4]	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses	1.25%	1.00%	0.80%
Fee Waiver and/or Expense Reimbursement [5,6]	(0.71)%	(0.71)%	(0.71)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.54%	0.29%	0.09%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	Amounts reflect the total expenses of the Portfolio and the Fund.
[3]	Other Expenses are based on estimates for the current fiscal year.
[4]	Acquired Fund Fees and Expenses are based on estimates for the current fiscal year.
[5]	The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA Funds”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration expenses) exceed 0.04% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2016 except with the approval of the Fund’s Board of Trustees.
[6]	The Adviser, which also serves as investment adviser to the Portfolio, has contractually agreed to waive its management fee and/or reimburse the Portfolio for expenses in an amount equal to any money market acquired fund fees and expenses resulting from the Portfolio’s TBA investments. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated except with the approval of the Portfolio’s Board of Trustees.

2.)	Effective July 1, 2015, the table and introductory disclosure in the section of the Fund’s Prospectus titled “Example” are deleted and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Aggregate Bond Index Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s fee waiver and/or expense reimbursement only in the periods for which the fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$428	$683
Class I	$30	$241
Class K	$9	$178

State Street Institutional Investment Trust

SUPPLEMENT DATED JUNE 30, 2015

TO

PROSPECTUS

DATED APRIL 30, 2015

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

(SSAFX)

Effective July 1, 2015, the following replaces disclosure in the Portfolio’s Prospectus titled “Fees and Expenses of the Portfolio” and “Example”:

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Aggregate Bond Index Portfolio. The Portfolio’s shares are offered exclusively to investors that pay fees to SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the Portfolio’s investment adviser, or its affiliates; the Portfolio pays no Management Fee to SSGA FM, as shown in the table below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	N/A
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses(1)	0.25%
Acquired Fund Fees and Expenses(2)	0.03%

Total Annual Fund Operating Expenses	0.28%
Fee Waiver and/or Expense Reimbursement(3)(4)	(0.24)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.04%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimates for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are based on estimates for the current fiscal year.
(3)	The Adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency expenses) exceed 0.04% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2016 except with the approval of the Portfolio’s Board of Trustees.
(4)	The Adviser has contractually agreed to waive its management fee and/or reimburse the Portfolio for expenses in an amount equal to any money market acquired fund fees and expenses resulting from the Portfolio’s TBA investments. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated except with the approval of the Portfolio’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Aggregate Bond Index Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example reflects the Portfolio’s fee waiver and/or expense reimbursement only in the periods for which the fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$4	$66

State Street Aggregate Bond Index Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED JUNE 30, 2015

TO PROSPECTUS

DATED APRIL 30, 2015

STATE STREET AGGREGATE BOND INDEX FUND

CLASS A (SSFCX)

CLASS I (SSFDX)

CLASS K (SSFEX)

1.)	Effective July 1, 2015, the table titled “Annual Fund Operating Expenses” in the section of the Fund’s Prospectus titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]

	Class A	Class I	Class K
Management Fee	0.03%	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses [3]	0.94%	0.94%	0.74%
Acquired Fund Fees and Expenses [4]	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses	1.25%	1.00%	0.80%
Fee Waiver and/or Expense Reimbursement [5,6]	(0.71)%	(0.71)%	(0.71)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.54%	0.29%	0.09%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	Amounts reflect the total expenses of the Portfolio and the Fund.
[3]	Other Expenses are based on estimates for the current fiscal year.
[4]	Acquired Fund Fees and Expenses are based on estimates for the current fiscal year.
[5]	The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA Funds”), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration expenses) exceed 0.04% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2016 except with the approval of the Fund’s Board of Trustees.
[6]	The Adviser, which also serves as investment adviser to the Portfolio, has contractually agreed to waive its management fee and/or reimburse the Portfolio for expenses in an amount equal to any money market acquired fund fees and expenses resulting from the Portfolio’s TBA investments. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated except with the approval of the Portfolio’s Board of Trustees.

2.)	Effective July 1, 2015, the table and introductory disclosure in the section of the Fund’s Prospectus titled “Example” are deleted and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Aggregate Bond Index Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s fee waiver and/or expense reimbursement only in the periods for which the fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$428	$683
Class I	$30	$241
Class K	$9	$178

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expenses Represent Both Master and Feeder [Text]		rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Portfolio and the Fund.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimates for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimates for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Aggregate Bond Index Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s fee waiver and/or expense reimbursement only in the periods for which the fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Aggregate Bond Index Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1]	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	[1],[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	[1],[4],[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	0.54%
1 Year		rr_ExpenseExampleYear01	$ 428
3 Years		rr_ExpenseExampleYear03	$ 683
State Street Aggregate Bond Index Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1]	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	[1],[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	[1],[4],[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	0.29%
1 Year		rr_ExpenseExampleYear01	$ 30
3 Years		rr_ExpenseExampleYear03	$ 241
State Street Aggregate Bond Index Fund | Class K
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1]	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	[1],[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	[1],[4],[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	0.09%
1 Year		rr_ExpenseExampleYear01	$ 9
3 Years		rr_ExpenseExampleYear03	$ 178
State Street Aggregate Bond Index Portfolio
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		ssiit_SupplementTextBlock

State Street Institutional Investment Trust

SUPPLEMENT DATED JUNE 30, 2015

TO

PROSPECTUS

DATED APRIL 30, 2015

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

(SSAFX)

Effective July 1, 2015, the following replaces disclosure in the Portfolio’s Prospectus titled “Fees and Expenses of the Portfolio” and “Example”:

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Aggregate Bond Index Portfolio. The Portfolio’s shares are offered exclusively to investors that pay fees to SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the Portfolio’s investment adviser, or its affiliates; the Portfolio pays no Management Fee to SSGA FM, as shown in the table below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	N/A
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses(1)	0.25%
Acquired Fund Fees and Expenses(2)	0.03%

Total Annual Fund Operating Expenses	0.28%
Fee Waiver and/or Expense Reimbursement(3)(4)	(0.24)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.04%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimates for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are based on estimates for the current fiscal year.
(3)	The Adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency expenses) exceed 0.04% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2016 except with the approval of the Portfolio’s Board of Trustees.
(4)	The Adviser has contractually agreed to waive its management fee and/or reimburse the Portfolio for expenses in an amount equal to any money market acquired fund fees and expenses resulting from the Portfolio’s TBA investments. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated except with the approval of the Portfolio’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Aggregate Bond Index Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example reflects the Portfolio’s fee waiver and/or expense reimbursement only in the periods for which the fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$4	$66

Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Aggregate Bond Index Portfolio. The Portfolio’s shares are offered exclusively to investors that pay fees to SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the Portfolio’s investment adviser, or its affiliates; the Portfolio pays no Management Fee to SSGA FM, as shown in the table below.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimates for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimates for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Aggregate Bond Index Portfolio with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example reflects the Portfolio’s fee waiver and/or expense reimbursement only in the periods for which the fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street Aggregate Bond Index Portfolio | State Street Aggregate Bond Index Portfolio
Risk/Return:		rr_RiskReturnAbstract
Management Fee		rr_ManagementFeesOverAssets
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets
Other Expenses	[6]	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.28%
Fee Waiver and/or Expense Reimbursement	[7],[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	0.04%
1 Year		rr_ExpenseExampleYear01	$ 4
3 Years		rr_ExpenseExampleYear03	$ 66

[1]	Amounts reflect the total expenses of the Portfolio and the Fund.
[2]	Other Expenses are based on estimates for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are based on estimates for the current fiscal year.
[4]	The Adviser, which also serves as investment adviser to the Portfolio, has contractually agreed to waive its management fee and/or reimburse the Portfolio for expenses in an amount equal to any money market acquired fund fees and expenses resulting from the Portfolio's TBA investments. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated except with the approval of the Portfolio's Board of Trustees.
[5]	The Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA Funds"), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration expenses) exceed 0.04% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2016 except with the approval of the Fund's Board of Trustees.
[6]	Other Expenses and Acquired Fund Fees and Expenses are based on estimates for the current fiscal year.
[7]	The Adviser has contractually agreed to waive its management fee and/or reimburse the Portfolio for expenses in an amount equal to any money market acquired fund fees and expenses resulting from the Portfolio's TBA investments. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated except with the approval of the Portfolio's Board of Trustees.
[8]	The Adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency expenses) exceed 0.04% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2016 except with the approval of the Portfolio's Board of Trustees.